Dividends - Summary of Interim Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Dividends [Line Items]
Scrip			$ (4,751)
Total	$ 15,198	$ 15,675	15,628
A shares
Disclosure Of Dividends [Line Items]
Cash	8,147	8,605	4,919
Scrip	0	0	3,558
Total	$ 8,147	$ 8,605	$ 8,477
Dividends paid per share (in usd per share)	$ 1.88	$ 1.88	$ 1.88
Scrip dividend per share (in usd per share)	$ 0	$ 0	$ 1.88
B shares
Disclosure Of Dividends [Line Items]
Cash	$ 7,051	$ 7,070	$ 5,958
Scrip	0	0	1,193
Total	$ 7,051	$ 7,070	$ 7,151
Dividends paid per share (in usd per share)	$ 1.88	$ 1.88	$ 1.88
Scrip dividend per share (in usd per share)	$ 0	$ 0	$ 1.88